Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets

The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017		2018
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,454,421	¥1,050,938	¥1,362,192	¥1,057,351

Current service cost	36,937	27,009	35,138	28,387
Past service cost	(84,024)	1,258	—	506
Interest cost	7,177	37,974	10,493	39,401
Plan participants’ contributions	—	1,276	—	1,579
Transfer to defined contribution plan	—	—	(63,055)	—
Remeasurements:
Changes in demographic assumptions	59,491	(3,895)	13,843	(1,951)
Changes in financial assumptions	(67,125)	18,807	19,783	30,612
Other	(6,707)	(10,681)	(4,599)	(21,512)
Benefits paid	(37,978)	(37,733)	(42,320)	(56,631)
Exchange differences on translating foreign operations	—	(27,602)	—	(34,989)

Balance at end of year	¥1,362,192	¥1,057,351	¥1,331,475	¥1,042,753

Fair value of plan assets:
Balance at beginning of year	¥1,130,443	¥758,700	¥1,182,140	¥795,561

Interest income	5,693	27,891	9,630	29,950
Actual return on plan assets, excluding interest income	29,778	44,522	45,841	35,412
Employer contributions	52,655	22,683	21,652	25,964
Plan participants’ contributions	—	1,276	—	1,579
Benefits paid	(36,429)	(37,733)	(40,190)	(56,631)
Exchange differences on translating foreign operations	—	(21,778)	—	(24,307)

Balance at end of year	¥1,182,140	¥795,561	¥1,219,073	¥807,528

Net defined benefit liabilities	¥180,052	¥261,790	¥112,402	¥235,225

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category

The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2017 and 2018 is as follows:

As of March 31, 2017

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥10,886	¥—	¥10,886	¥4,813	¥—	¥4,813
Equity securities:
Japan	28,030	7	28,037	15,272	—	15,272
United States	210,479	—	210,479	76,458	104	76,562
Other	221,904	173	222,077	96,859	4,169	101,028
Debt securities:
Japan	79,086	—	79,086	—	107	107
United States	3,326	119,139	122,465	—	100,106	100,106
Other	145,506	73,496	219,002	—	44,295	44,295
Group annuity insurance:
General accounts	—	30,368	30,368	—	—	—
Separate accounts	—	14,606	14,606	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	50,900	50,900
Private equity funds	—	—	—	—	63,529	63,529
Hedge funds	—	112,317	112,317	—	51,738	51,738
Commingled and other mutual funds	2,321	121,681	124,002	6,740	248,336	255,076
Other	8	8,807	8,815	(1,039)	33,174	32,135

Total	¥701,546	¥480,594	¥1,182,140	¥199,103	¥596,458	¥795,561

As of March 31, 2018

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥5,464	¥—	¥5,464	¥5,659	¥—	¥5,659
Equity securities:
Japan	31,306	—	31,306	18,333	—	18,333
United States	214,783	—	214,783	92,774	—	92,774
Other	228,083	—	228,083	94,156	4,503	98,659
Debt securities:
Japan	73,125	1,375	74,500	—	183	183
United States	2,799	121,574	124,373	—	105,986	105,986
Other	149,589	94,703	244,292	—	12,561	12,561
Group annuity insurance:
General accounts	—	32,322	32,322	—	—	—
Separate accounts	—	16,243	16,243	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	61,459	61,459
Private equity funds	—	—	—	—	73,972	73,972
Hedge funds	—	112,011	112,011	—	53,357	53,357
Commingled and other mutual funds	2,213	130,645	132,858	54,063	213,938	268,001
Other	8	2,830	2,838	(875)	17,459	16,584

Total	¥707,370	¥511,703	¥1,219,073	¥264,110	¥543,418	¥807,528

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations

The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2017 and 2018 are as follows:

	2017		2018
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.8%	2.8 - 4.4%	0.7%	2.8 - 4.2%
Rate of salary increase	1.7%	2.5 - 3.0%	1.7%	2.5 - 3.0%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate

The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2017 and 2018 are as follows:

Yen (millions)
	2017		2018
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥108,795 increase	¥98,171 increase	¥112,535 increase	¥97,682 increase
0.5% increase	¥96,670 decrease	¥86,324 decrease	¥99,540 decrease	¥85,897 decrease

Weighted Average Duration of Defined Benefit Obligations

The weighted average duration of defined benefit obligations as of March 31, 2017 and 2018 are as follows:

	2017		2018
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	15 years	16 years	16 years	17 years

Personnel Expenses Included in Consolidated Statements of Income

Personnel expenses included in the consolidated statements of income for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Personnel expenses	¥1,497,127	¥1,373,578	¥1,576,012